Consolidated Cash Flow Statement - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities
Profit after tax	£ 1,104		£ 1,256	£ 1,319
Non-cash items included in profit:
- Depreciation and amortisation	375		354	322
- Provisions for other liabilities and charges	257		393	397
- Impairment losses	189		257	132
- Corporation tax charge	441		561	598
- Other non-cash items	238		(208)	(599)
- Pension charge for defined benefit pension schemes	79		32	26
Adjustments to reconcile profit (loss)	1,579		1,389	876
Net change in operating assets and liabilities:
- Cash and balances at central banks	(255)		(25)	(30)
- Trading assets	24,528		(941)	(2,049)
- Derivative assets	14,683		5,529	(4,560)
- Other financial assets at fair value through profit or loss	(3,635)		25	257
- Loans and advances to banks and customers	(9,129)		(1,832)	(2,265)
- Other assets	(246)		(246)	(121)
- Deposits by banks and customers	926		10,900	14,434
- Derivative liabilities	(16,244)		(5,490)	1,595
- Trading liabilities	(31,101)		15,017	2,837
- Other financial liabilities at fair value through profit or loss	4,106		717	336
- Debt securities in issue	(2,524)		132	409
- Other liabilities	(556)		(1,397)	1,589
Net change in operating assets and liabilities	(19,447)		22,389	12,432
Corporation taxes paid	(391)		(484)	(507)
Effects of exchange rate differences	1,750		(574)	3,885
Net cash flows from operating activities	(15,405)		23,976	18,005
Investments in other entities	(66)
Proceeds from disposal of subsidiaries	348	[1]	0	149	[1]
Purchase of property, plant and equipment and intangible assets	(696)		(542)	(374)
Proceeds from sale of property, plant and equipment and intangible assets	26		52	65
Purchase of financial investments	(7,002)		(726)	(9,539)
Proceeds from sale and redemption of financial investments	3,708		2,032	2,359
Net cash flows from investing activities	(3,682)		816	(7,340)
Cash flows from financing activities
Issue of AT1 Capital Securities			500
Issuance costs of AT1 Capital Securities			(4)
Issue of debt securities and subordinated notes	10,642		6,645	5,547
Issuance costs of debt securities and subordinated notes	(23)		(15)	(17)
Repayment of debt securities and subordinated notes	(6,281)		(13,763)	(11,352)
Repurchase of preference shares and other equity instruments	(290)			(7)
Dividends paid on ordinary shares	(1,139)		(829)	(419)
Dividends paid on preference shares and other equity instruments	(157)		(152)	(128)
Dividends paid on non-controlling interests	(22)		(19)	(12)
Net cash flows from financing activities	2,730		(7,637)	(6,388)
Change in cash and cash equivalents	(16,357)		17,155	4,277
Cash and cash equivalents at beginning of the year	42,226		25,705	20,351
Effects of exchange rate changes on cash and cash equivalents	160		(634)	1,077
Cash and cash equivalents at the end of the year	26,029		42,226	25,705
Cash and cash equivalents consist of:
Cash and balances at central banks	19,747		32,771	17,107
Less: regulatory minimum cash balances	(636)		(395)	(370)
Cash and bank balances at central banks less regulatory minimum cash balances	19,111		32,376	16,737
Net trading other cash equivalents			5,953	6,537
Net non-trading other cash equivalents	6,918		3,897	2,431
Cash and cash equivalents at the end of the year	£ 26,029		£ 42,226	£ 25,705

[1]	In 2018, the Santander UK group sold a number of subsidiaries for a cash consideration of £348m (2017: £nil, 2016: £149m). The carrying value of the net assets disposed of was £348m (2017: £nil, 2016: £138m).